Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Amount	$ 143,298	$ 114,690	$ 395,226	$ 314,798	$ 430,966	$ 398,047	$ 406,377
North America
Disaggregation of Revenue [Line Items]
Amount	$ 82,946	$ 64,744	$ 231,388	$ 179,952	$ 248,012	$ 232,521	$ 250,292
North America | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	58.00%	56.00%	59.00%	57.00%	57.00%	58.00%	62.00%
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Amount	$ 39,676	$ 34,262	$ 107,494	$ 91,641	$ 125,615	$ 111,295	$ 99,725
Europe, Middle East and Africa | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	28.00%	30.00%	27.00%	29.00%	29.00%	28.00%	25.00%
Asia Pacific
Disaggregation of Revenue [Line Items]
Amount	$ 16,231	$ 12,601	$ 44,414	$ 34,686	$ 45,563	$ 39,275	$ 44,829
Asia Pacific | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	11.00%	11.00%	11.00%	11.00%	11.00%	10.00%	11.00%
Latin America
Disaggregation of Revenue [Line Items]
Amount	$ 4,445	$ 3,083	$ 11,930	$ 8,519	$ 11,776	$ 14,956	$ 11,531
Latin America | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	3.00%	3.00%	3.00%	3.00%	3.00%	4.00%	3.00%
UNITED STATES
Disaggregation of Revenue [Line Items]
Amount	$ 77,700	$ 61,000	$ 218,100	$ 169,700	$ 233,300	$ 216,600	$ 237,200
UNITED STATES | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	54.00%	53.00%	55.00%	54.00%	54.00%	54.00%	58.00%